Financial Instruments and Risk Management - Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ (54,597)	SFr 271,378	€ (319,960)	$ 1,375,400	€ (131,470)
Cash and cash equivalents [Member]
Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	22,998	61,339	61,116	9,076	3,152
Trade and other receivables [Member]
Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)		476,590		1,629,305
Trade and other payables [Member]
Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	(74,596)	(59,725)	(313,948)	(154,419)	(102,849)
Accrued expenses [Member]
Schedule of Quantitative Data about the Exposure of Financial Assets and Liabilities to Currency Risk [Line Items]
Net statement of financial position exposure -asset/(liability)	$ (3,000)	SFr (206,826)	€ (67,127)	$ (108,562)	€ (31,773)